Events Occurring After the Reporting Date	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Events Occurring After Reporting Date
Events Occurring After the Reporting Date

25. Events Occurring After the Reporting Date

The consolidated financial report was authorised for issue by the board of directors.

No matters or circumstances have arisen since the end of the financial year which significantly affected or could significantly affect the operations of the Company, the results of those operations, or the state of affairs of the Company in future financial years.

33 Events Occurring After the Reporting Date

The consolidated financial report was authorised for issue by the board of directors.

No matters or circumstances have arisen since the end of the financial year which significantly affected or could significantly affect the operations of the Company, the results of those operations, or the state of affairs of the Company in future financial years.